FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	As of June 30, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liability	$—	$—	$52	$52

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liability	$—	$—	$163	$163

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2024 and the year ended December 31, 2023. Additionally, there were no cash equivalents or marketable securities held as of June 30, 2024 and December 31, 2023.

The value of the warrants was based on the estimated value of the warrant using the Black-Scholes-Merton model as of June 30, 2024. The following assumptions were used in determining the fair value of the warrants:

Risk Free interest rate	4.3%
Expected life (years)	7.96
Expected volatility	168.1%
Annual dividend yield	0%

The following is a summary of the Company’s warrant liability activity for the six months ended June 30, 2024 and 2023 (in thousands):

June 30, 2024
Balance as of December 31, 2023	$163
Change in fair value	(111)
Balance as of June 30, 2024	$52

June 30, 2023
Balance as of December 31, 2022	$5,113
Change in fair value	(1,504)
Balance as of June 30, 2023	$3,609

The change in the fair value of the warrant liability resulted from a reduction in the value per warrant based on the fair market valuation of the warrants as of June 30, 2024. The reduction for the six months ended June 30, 2024 related to the decrease in the price of the underlying shares and the reduction for the six months ended June 30, 2023 related to the decrease in the value of the underlying shares.

NOTE 4 – FAIR VALUE MEASUREMENTS

The following tables set forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level with the fair value hierarchy (in thousands):

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$163	$163

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$5,113	$5,113

There were no transfers between Levels 1, 2, or 3 during the years ended December 31, 2023 and 2022. Additionally, there were no cash equivalents or marketable securities held as of December 31, 2023 or 2022.

The value of the warrants was based on the estimated value of the warrant using the Black-Scholes model as of December 31, 2023 (Note 11).

In connection with the Merger Agreement, the Company entered into Simple Agreements for Future Equity (SAFE) with certain investors by which the Company received $4.3 million of gross proceeds and a Series D Preferred Stock Purchase Agreement (the “Series D Purchase Agreement”). Under the terms of the Series D Purchase Agreement, the SAFE holders exchanged their respective SAFEs for 384,837 shares of Series D-1 Preferred Stock at the time of the merger.

On June 28, 2023, Notable entered into the D-2 SAFE with an investor who committed to purchase shares of Series D-2 Preferred Stock pursuant to the Series D Purchase Agreement. The D-2 SAFE converted into shares of Series D-2 Preferred Stock without a discount and reduced the purchase price owed by each such investor under the Series D Purchase Agreement on a dollar-for-dollar basis. The SAFE holder exchanged the SAFE for 124,023 shares of Series D-2 Preferred Stock at the time of the merger.

The following is a summary of the Company’s SAFE warrant liability and SAFE notes activity for the year ended December 31, 2023:

	Redeemable convertible preferred stock warrant liability	SAFE notes
Balance as of December 31, 2021	$-	$—
Fair value of warrants at issuance	2,053	-
Change in fair value	3,060	-
Balance as of December 31, 2022	5,113	—
Fair value of SAFE notes at issuance	—	6,353
Change in fair value	(4,950)	(3,576)
Conversion at time of merger	-	(2,777)
Balance as of December 31, 2023	$163	$-

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The change in the fair value of the redeemable convertible preferred stock warrant liability resulted from a reduction in the value per warrant based on the fair market valuation of the warrants as of December 31, 2023. The reduction primarily related to the price of the underlying stock being substantially less than previously expected (Note 2(r)).

The fair value of SAFE notes at issuance consists of the $4.3 million notes received in the first quarter of 2023 related to the Series D-1 Preferred Stock and the $2.0 million notes received in the second quarter of 2023 related to the Series D-2 Preferred Stock. The change in the fair value is based on value of the ordinary shares at the time of the merger, compared to the amount paid for the SAFEs.

As of December 31, 2023 and 2022, the fair value of financial instruments (cash and cash equivalents, short term bank deposits, restricted bank deposits, other current assets and accounts payable) approximate their carrying amounts.